Shareholder Report, Holdings (Details) - C000032294	Jun. 30, 2026
ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Mitsubishi UFJ Financial Group, Inc.FR_633517909
Holdings [Line Items]
Percent of Net Asset Value	3.40%
ING Groep NVFR_BZ5739900
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Safran SAFR_B058TZ909
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Roche Holding AGFR_ACI38LVK6
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Schneider Electric SEFR_483410007
Holdings [Line Items]
Percent of Net Asset Value	2.60%
AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Murata Manufacturing Co. Ltd.FR_661040006
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Siemens Energy AGFR_ACI1RCRC2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Infineon Technologies AGFR_588950907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Japan
Holdings [Line Items]
Percent of Net Asset Value	19.40%
France
Holdings [Line Items]
Percent of Net Asset Value	15.30%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Germany
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Spain
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Canada
Holdings [Line Items]
Percent of Net Asset Value	2.30%
United States
Holdings [Line Items]
Percent of Net Asset Value	2.20%